Note 13 - Right-of-use assets, net and lease liabilities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Cancellations of lease liabilities	$ 8,377	$ 2,972
Repayments of lease liabilities	68,600	51,500
Repayment of interest on lease liabilities	$ 5,100	$ 3,400
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining lease payments to be made, percentage	31.00%	28.00%
Later than one year and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining lease payments to be made, percentage	46.00%	45.00%
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining lease payments to be made, percentage	23.00%	27.00%